Critical Accounting Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounting Judgments And Estimates [Abstract]
Critical accounting judgments and key sources of estimation uncertainty
3.	Critical accounting judgments and key sources of estimation uncertainty

Certain accounting policies are considered to be critical to the Group. An accounting policy is considered to be critical if, in the Directors’ judgement, its selection or application materially affects the Group’s financial position or results. The application of the Group’s accounting policies also requires the use of estimates and assumptions that affect the Group’s financial position or results.

Below is a summary of areas in which estimation is applied primarily in the context of applying critical accounting judgements.

Critical judgements in applying group accounting policies

Intangible assets – development costs capitalization

Assessing whether assets meet the required criteria for initial capitalization requires judgement. This requires an assessment of the expected future benefits from the projects to be capitalized, technical feasibility and commercial viability. In particular, internally generated intangible assets must be assessed during the development phase to identify whether the Group has the ability and intention to complete the development successfully.

Determining the costs of assets to be capitalized also requires judgement. Specifically, judgement and estimation is required in determining the directly attributable costs to be allocated to the asset to enable the asset to be capable of operating in the manner intended by management.

Recognition of a deferred tax asset

The Group has accumulated significant unutilized trading tax losses (Note 26, Deferred tax). Deferred tax assets are recognized to the extent that it is probable that there are sufficient suitable deferred tax liabilities or future taxable profits will be available against which deductible temporary differences can be utilized. The key area of judgement in respect of deferred tax accounting is the assessment of the expected timing and manner of realization or settlement of the carrying amounts of assets and liabilities held at the reporting date. In particular, assessment is required of whether it is probable that there will be suitable future taxable profits against which any deferred tax assets can be utilized. The Group reviews this assessment on an annual basis.

Non-controlling interest – Strategic arrangement with Alibaba and Richemont

During the year ended December 31, 2021, the Group formally signed an agreement to enter into a strategic arrangement with Alibaba and Richemont. As part of the agreement, Alibaba and Richemont invested $500 million in return for a combined 25% stake in Farfetch China Holdings Ltd. Management have concluded that most appropriate method to measure the non-controlling interest created from this transaction is to use the proportionate net assets method. The difference between the investment proceeds received and the non-controlling interest valuation is recorded within other reserves. For further information, refer to Note 31, Other reserves and Note 33, Non-controlling interests.

Acquisition of Palm Angels S.r.l (“Palm Angels”)

During the year ended December 31, 2021, the Group completed the acquisition of 60 percent of the ordinary share capital of Palm Angels for cash and share consideration. Applying the requirements of IFRS 3 - Business Combinations, management have concluded that this transaction represents the acquisition of an asset rather than a business combination. As IFRS does not directly address the accounting for the initial recognition of non-controlling interest on an asset acquisition, management have applied the principles of IFRS 3 – Business Combinations and recognized the non-controlling interest using the proportionate share of net assets acquired method. For further information, refer to Note 31, Other reserves and Note 33, Non-controlling interests.

Identification of embedded derivative in borrowing arrangements

During the year ended December 31, 2020, the Group issued senior convertible notes for amounts of $250.0 million, $400.0 million and $600.0 million. Each arrangement contains certain conversion options that are bifurcated from the contract and valued separately. For each senior convertible note, there is significant judgement in determining the options to be bifurcated and valued separately, the valuation model and valuation methodology.

 Key sources of estimation uncertainty

Business combinations

We use our best estimates and assumptions to accurately assign fair value to the intangible assets acquired at the acquisition date. The estimation is primarily due to the judgmental nature of the inputs to the valuation models used to measure the fair value of these intangible asset, as well as the sensitivity of the respective fair values to the underlying significant assumptions. Where material, we use a discounted cash flow method of the income approach to measure the fair value of these intangible assets, and use specialists to assist us to develop certain estimates and assumptions. The significant estimates and assumptions used are in respect of (i) expected future revenue growth rates; (ii) anticipated operating margins; (iii) the useful lives of the acquired brand names; (iv) the discount rates to be applied to the estimated future cash flows; and (v) royalty rates used in estimating income savings.

During the measurement period, which may be up to one year from the date of acquisition, the Group may record adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed, with the corresponding offset to goodwill. The Group continues to collect information and reevaluates these estimates and assumptions as deemed reasonable by management. The Group records any adjustments to these estimates and assumptions against goodwill provided they arise within the measurement period. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in the Consolidated statement of operations.

We also use our best estimates and assumptions to accurately account for the value of put options over non-controlling interests, when applicable.

For details of business combinations refer to Note 5, Business combinations.

Impairment of non-financial assets

Impairment exists when the carrying value of an asset CGU or group of CGU exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow (“DCF”) model. The cash flows are derived from the budget and projections for the next five to eight years, according to the development and maturity of each CGU. The significant judgements and assumptions used in calculating the recoverable amount are (i) the expected future revenue growth rates, including the terminal growth rate (ii) the anticipated operating margin and (iii) the discount rates applied to the future cash flows of the CGUs. These estimates are most relevant to goodwill recognized by the Group.

See Note 16, Intangible assets for further details on the assumptions and associated sensitivities.

Fair value of financial instruments, including embedded derivatives

Where the fair value of financial assets and liabilities recorded in the financial statements cannot be derived from active markets, their fair value is determined using valuation techniques including the Black Scholes option pricing model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values. The judgements include considerations of inputs such as the risk-free rate and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.

When measuring the fair value of an asset or liability, the Group uses observable market data to the greatest extent possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

Level 1: quoted prices (unadjusted) in active markets for identical assets and liabilities

Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)

Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs)

For more information, including further details on assumptions and associated sensitivities, please refer to Note 28, Financial instruments and financial risk management.

2021 CEO Performance-Based Restricted Stock Unit (“PSU”) Award

On May 24, 2021, the Board of Directors (the “Board”) of the Company unanimously approved the recommendation of the Compensation Committee of the board to grant a long-term PSU under the Company’s 2018 Farfetch Employee Equity Plan (the “2018 Plan”) to José Neves, the Company’s Founder, Chief Executive Officer and Chairman of the Board (the “CEO”). The grant is 8,440,000 PSUs, which only vest, if at all, based on the Company’s achievement of pre-determined increases in the Company’s stock price over an eight-year period. For further information on the stock price targets, refer to Note 29, Employee Benefit Obligations.

Given that the vesting of these awards are subject to the performance against a market-based performance measure, management have used the Monte Carlo simulation model to calculate the grant date fair value of this award in line with the requirements of IFRS 2 - Share-based Payment. The requirements of IFRS 2 - Share-based Payment requires management to estimate the length of the expected vesting period both for the purposes of calculating the fair value of the award but also to determine the period over which to recognize the expense in the Consolidated statement of operations. A separate vesting period was developed for each of the eight tranches of PSUs using the Monte Carlo simulation and set of separate assumptions that were used to estimate the fair value of the PSUs. The expected vesting period equals the median time needed for the target stock price to be attained in the iterations of the Monte Carlo simulation in which the tranche of PSUs was earned. The iterations of the Monte Carlo simulation in which the target stock price was not attained have been excluded from the analysis of the expected vesting period.

Management have valued the related employers tax liability for these awards using the intrinsic value method. The intrinsic value method is calculated by reference to the number of awards expected to vest and the stock price at December 31, 2021. Given that the stock price at December 31, 2021 was $33.43 and the first target stock price is $75.00, management have concluded that as at the end of the reporting period the number of awards expected to vest is nil, and therefore the value of the employer tax liability is also $nil.